Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross	$ 963,310	$ 639,545
Less: accumulated depreciation	(245,683)	(148,954)
	717,627	490,591
Construction in progress	65,675	44,983
Property, plant and equipment, net	$ 783,302	535,574
Land [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives
Gross	$ 2,453	2,225
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross	107,270	50,163
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross	19,716	10,878
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	$ 767,415	529,854
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Gross	$ 66,456	$ 46,425
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years